ALTERGRIS FIXED INCOME LONG SHORT FUND

Class A	Ticker: FXDAX
Class C	Ticker: FXDCX
Class I	Ticker: FXDIX
Class N	Ticker: FXDNX

(each a series of Northern Lights Fund Trust)

Supplement dated March 12, 2014 to the Prospectus dated October 9, 2013

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Effective March 12, 2014, Eric Bundonis has been added as portfolio manager of the Altegris Fixed Income Long Short Fund (the “Fund”).  Mr. Bundonis is, together with Jon Sundt, Matthew Osborne and Allen Cheng, each of the Adviser, and the Sub-Adviser portfolio managers, Kevin Schweitzer of RockView Management, LLC and Anilesh “Neil” Ahuja of Premium Point Investments LP, primarily responsible for the day-to-day management of the Fund. The investment objective, principal investment strategies and principal risks of the Fund have not changed.

The following replaces the information in the section titled “Investment Adviser Co-Portfolio Managers” on page 6 of the Prospectus:

Each of Jon Sundt, Matthew Osborne and Allen Cheng has served the Fund as Portfolio Manager since it commenced operations in 2012.  Eric Bundonis has been a Portfolio Manager to the Fund since 2014.

Co-Portfolio Managers	Title
Jon Sundt	President and Chief Executive Officer
Matthew Osborne	Executive Vice President
Allen Cheng	Senior Vice President
Eric Bundonis, CFA	Vice President and Co-Director Research and Investments

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The section titled ““Investment Adviser Co-Portfolio Managers” on pages 22-23 is amended to add the following to the end of the section:

Eric Bundonis

Vice President and Co-Director of Research and Investments

Mr. Bundonis has served as Vice President, Co-Director of Research and Investments of the adviser since February 2012.  His responsibilities include portfolio management, manager sourcing, research, and due diligence across a wide variety of alternative strategies. Mr. Bundonis brings over 10 years of alternative investment experience. From July 2009 to January 2012, Mr. Bundonis served as Vice President, Senior Research Analyst for Altegris Investments, Inc.  Prior to joining Altegris Investments, Inc. in 2009, Mr. Bundonis was an Associate at OneCapital Management Partners in New York. As a member of OneCapital's investment committee, Mr. Bundonis was responsible for identifying, selecting, and monitoring investments for multi-manager funds of hedge funds serving institutional and high net worth investors. Mr. Bundonis graduated from Middlebury College with a BA in History and attended the Post-Baccalaureate Program in Business at Columbia University. He is also a Chartered Financial Analyst and a member of the New York Society of Security Analysts.

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The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of Fund shares.

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The information in this supplement contains new and additional information beyond that in the Prospectus, dated October 9, 2013 and Statement of Additional Information (“SAI”), dated October 9, 2013, as updated.  This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference.

ALTERGRIS FIXED INCOME LONG SHORT FUND

Class A	Ticker: FXDAX
Class C	Ticker: FXDCX
Class I	Ticker: FXDIX
Class N	Ticker: FXDNX

(each a series of Northern Lights Fund Trust)

Supplement dated March 12, 2014

to the Statement of Additional Information (“SAI”) dated October 9, 2013

______________________________________________________________________

Effective March 12, 2014, Eric Bundonis has been added as portfolio manager of the Altegris Fixed Income Long Short Fund (the “Fund”).  Mr. Bundonis is, together with Jon Sundt, Matthew Osborne and Allen Cheng, each of the Adviser, and the Sub-Adviser portfolio managers, Kevin Schweitzer of RockView Management, LLC and Anilesh “Neil” Ahuja of Premium Point Investments LP, primarily responsible for the day-to-day management of the Fund. The investment objective, principal investment strategies and principal risks of the Fund have not changed.

The first sentence of the first paragraph under the section titled “Portfolio Manager” on page 41 is deleted and replaced with the following:

Jon Sundt, Matthew Osborne, Allen Cheng and Eric Bundonis, each of the Adviser, are Co-Portfolio Managers of the Fund.

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The following sentence is inserted at the end of the section “Portfolio Manager—Adviser Co-Portfolio Managers” on pages 41- 42:

As of March 12, 2014, Mr. Bundonis was not primarily responsible for the day-to-day management of the portfolio of any other account.

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The first sentence under the section titled “Compensation- Adviser” on page 45 is deleted and replaced with the following:

For services as a Co-Portfolio Manager to the Fund, each of Allen Cheng and Eric Bundonis receives a salary and a discretionary bonus from the Adviser.

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On page 45, the table under the section titled “Ownership of Securities” is amended to include the following:

Altegris Fixed Income Long Short Fund
Eric Bundonis	None

The information provided is as of March 12, 2014.

_________________________________

The information in this supplement contains new and additional information beyond that in the Prospectus, dated October 9, 2013, as updated, and Statement of Additional Information (“SAI”), dated October 9, 2013.  This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference.